Investment contracts	12 Months Ended
Dec. 31, 2018
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Investment contracts

37 Investment contracts

37.1 Investment contracts for general account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2018	16,665	278	16,943
Portfolio transfers and acquisitions	271	-	271
Deposits	10,308	-	10,308
Withdrawals	(10,101)	-	(10,101)
Investment contracts liabilities released	-	(53)	(53)
Interest credited	236	-	236
Net exchange differences	335	(2)	332
Transfer to/from other headings	133	-	133
Other	(22)	-	(22)
At December 31, 2018	17,825	223	18,048

At January 1, 2017	19,217	355	19,572
Portfolio transfers and acquisitions	55	-	55
Deposits	8,432	-	8,432
Withdrawals	(8,455)	-	(8,455)
Investment contracts liabilities released	-	(64)	(64)
Interest credited	268	-	268
Net exchange differences	(1,102)	(13)	(1,114)
Transfer to/from other headings	21	-	21
Other	(1,771)	-	(1,771)
At December 31, 2017	16,665	278	16,943

Investment contracts consist of the following:	2018	2017
Institutional guaranteed products	944	1,053
Fixed annuities	5,981	5,714
Savings accounts	10,586	9,568
Investment contracts with discretionary participation features	223	278
Other	314	331
At December 31	18,048	16,943

37.2 Investment contracts for account of policyholders

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2018	37,169	37,265	74,434
Additions	18,415	-	18,415
Gross premium and deposits – existing and new business	6,432	1,279	7,711
Withdrawals	(10,279)	-	(10,279)
Interest credited	(2,682)	(1,475)	(4,157)
Investment contracts liabilities released	-	(6,506)	(6,506)
Fund charges released	(157)	-	(157)
Net exchange differences	1,084	(312)	772
Transfers to disposal groups	-	-	-
Other	(135)	-	(135)
At December 31, 2018	49,847	30,250	80,097

At January 1, 2017	42,803	41,971	84,774
Gross premium and deposits – existing and new business	5,393	1,313	6,706
Withdrawals	(7,654)	-	(7,654)
Interest credited	4,589	4,558	9,147
Investment contracts liabilities released	-	(9,006)	(9,006)
Fund charges released	(176)	-	(176)
Net exchange differences	(4,272)	(1,570)	(5,842)
Transfers to disposal groups	(3,498)	-	(3,498)
Other	(16)	-	(16)
At December 31, 2017	37,169	37,265	74,434

The value of investment contracts for account of policyholders increased in 2018 mainly due to the completion of BlackRock Part VII transfer on July 1, 2018, in the UK. This transaction has transferred into the Group’s portfolio GBP 16.3 billion (EUR 18.4 billion) unit linked defined contribution assets and liabilities. Refer to note 24 Investments for account of policyholders for the impact on assets.